Convertible Debentures	12 Months Ended
Oct. 31, 2020
Convertible Debentures
Convertible Debentures

14.	Convertible Debentures

Transactions related to the Company’s convertible debentures during the years ended October 31, 2020 and 2019, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$1,029,314	$931,099	$7,758
Issued during the year	1,105,127	1,105,127	-
Fair value of derivative liability	-	(232,925)	-
Issuance costs	(38,064)	(38,064)	-
Amortization of issuance costs	54,748	54,748	-
Interest accretion	-	147,693	-
Interest expense	-	-	126,901
Interest payments	-	-	(126,809)
Effects of foreign exchange	27,931	27,931	-
Balance - October 31, 2019	$2,179,056	$1,995,609	$7,850
Interest accretion through July 10, 2020	-	246,015	-
Conversion to common shares (14.1)	(37,733)	(37,733)	-
Effects of foreign exchange	(56,341)	(56,341)
Deemed extinguishment (14.1)	(2,084,982)	(2,147,550)	-
Balance after deemed extinguishment	$-	$-	$7,850
Deemed re-issuance (14.1)	2,169,135	2,464,241	-
Fair value of derivative liability	-	(787,264)	-
Conversion to common shares (14.1)	(75,130)	(75,130)
Interest accretion	-	146,964	-
Interest expense	-	-	-
Interest payments	-	(44,138)	(7,850)
Effects of foreign exchange	-	35,005	-
Balance -October 31, 2020	$2,094,005	$1,739,678	$-

14.1	Modification of terms during the year ended October 31, 2020 and conversion

During the year ended October 31, 2020, two conversions of principal were recorded, totaling $112,863 (CAD$150,000), into a total of 1,038,095 common shares.

During the year ended October 31, 2020, the Company extended the maturity of all convertible notes outstanding, such that the following terms apply to all convertible notes outstanding as at October 31, 2020.

○	Original principal loan amount of $2,169,135 (CAD$2,950,000) due on November 1, 2021 (October 31, 2020 balance was $2,138,925 (CAD$2,850,000);

○	Interest payable at 8% per annum;

○	Convertible at CAD$0.125 into shares of the Company;

○	If at any time while the debentures are outstanding the Company issues securities for cash in a private placement at a price per share lower than CAD$0.125, the conversion price for any unconverted portion of the convertible debentures would be reduced to such lower price per security; and

○	Convertible at CAD$0.05 if the Company defaults on debt service.

Pursuant to the modification of the debentures, the following warrant transactions occurred:

○	Cancellation of 6,818,182 warrants issued pursuant to the convertible debenture agreements outstanding prior to the modification on July 10, 2020;

○	Issuance of 6,818,182 new warrants with as exercise price of CAD$0.16 and an expiration date of November 1, 2021 (Note 17.3);

○	The fair value of the newly issued warrants was recognized as an expense of debt restructuring on the statement of loss and comprehensive loss for the year ended October 31, 2020;

○	Issuance of 1,590,909 warrants as part of the consideration to the creditors for extending the maturity of the debt (Note 17.3). The fair value of these warrants was recognized as an expense of debt restructuring on the statement of loss and comprehensive loss for the year ended October 31, 2020.

As described above, the conversion price of the debenture is subject to change based upon whether a lower-than-CAD$0.125 private placement of equity is completed. This conversion feature was determined to be a derivative liability in accordance with IFRS 9. The value of the derivative liability as at October 31, 2020 was estimated to be $787,264, using the Black-Scholes pricing model with the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.24%

○	Expected life	1.0 years

○	Expected volatility	90%

The derivative liability will be remeasured at fair value through profit and loss at each reporting period using the Black-Scholes pricing model. The fair value as at October 31, 2020, was $583,390 (2019 - $249,320), and the unrealized gain for the year ended October 31, 2020 as a result of remeasurement was $221,820 (2019 – see Note 14.2).

The fair value of the deemed reissuance was allocated as follows:

	CAD	USD
Convertible debentures, principal	$2,280,671	$1,676,977
Conversion option	1,070,670	787,264
	$3,351,341	$2,464,241

The discounted value of the loan after the modifications of terms was more than 10% lower than the carrying value of the loan and was therefore deemed an extinguishment and reissuance under IFRS 9. The costs of completing the modification were expensed.

The loss of restructuring this debt, as recognized on the statement of loss and comprehensive loss for the year ended October 31, 2020, was comprised of the following:

Composition of loss from debt restructuring
Difference: carrying value of deemed prior debt and deemed reissued debt	$337,997
Replacement warrants - quantity 6,818,182 (Note 17.3)	346,792
Consideration warrants - quantity 1,590,909 (Note 17.3)	80,918
Total loss from deemed restructuring	$765,707

The Company recorded a gain of $244,572 on the derecognition of the Company’s previously recorded derivative liability on the modification of the debt.

14.2	Convertible debentures issued during the year ended October 31, 2019

During the year ended October 31, 2019, the Company issued secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,105,126). The convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures were scheduled to mature on August 10, 2020; the maturity date was extended to November 1, 2021 by an agreement dated July 10, 2020 (Note 14.1). The debentures were secured by a general security agreement granting a security interest in the Company’s property and assets. The debentures could be converted by the holder into common shares of the Company at a conversion price of CAD$0.44 per share. If at any time while the debentures were outstanding, the Company issued securities at a price per security lower than CAD$0.44 per share, the conversion price for any unconverted portion of the convertible debentures would be reduced to such lower price per security. The adjustment to the conversion price was considered a derivative, as it changes in relation to the share price of the Company and does not meet the fixed for fixed criteria. In connection with the issuance of the convertible debentures, the Company paid issuance costs of $47,975. The Company also issued 3,409,091 warrants to the convertible debenture holders, as described in Note 17.9. Of the total debt issuance costs of $47,975, $10,165 was allocated to the derivative liability and included as expenses in the statement of loss and comprehensive loss.

GR Unlimited allocated the proceeds from the issuance of the convertible debentures as follows:

Convertible debentures, principal	$872,202
Conversion option	232,925
$1,105,127

The fair value of the derivative liability was calculated by way of a Monte Carlo simulation which utilized Geometric Brownian Motion to simulate share prices over the term of the convertible debenture. Estimates included in the Monte Carlo simulation included a market interest rate of 20% and share price volatility of 126.9%. The estimated fair value of the derivative liability upon initial recognition was estimated to be CAD$316,151 ($232,925).

As at October 31, 2019, the Company estimated the fair value of the derivative liability using the same methodologies as described above and an estimated market interest rate of 20% and a share price volatility of 105.4%. As at October 31, 2019, the estimated fair value of the derivative liability was CAD$164,053 ($124,660), and the change in the fair value since initial recognition of $121,811 has been included as income in the Company’s statement of loss and comprehensive loss. As at October 31, 2019, if the volatility, or discount rate used was increased by 10%, the impact would be an increase to the derivative of $5,000, with a corresponding increase to loss.

14.3	Convertible debentures issued during the year ended October 31, 2018

During the year ended October 31, 2018, GR Unlimited issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty-four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures are secured by a general security agreement granting a security interest in all of GR Unlimited’s property and assets. The debentures can be converted by the holder into common units of GR Unlimited at a conversion price of CAD$0.44 per Unit. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per Unit. In connection with the issuance of the convertible debentures, GR Unlimited incurred issuance costs of $111,746.

GR Unlimited allocated the proceeds from the issuance of the convertible debentures as follows:

Convertible debentures, principal	$1,009,060
Conversion option	132,000
$1,141,060

The value of the conversion option was calculated by subtracting the net present value of the debenture from the face value of the convertible debentures. The net present value of the debenture was calculated using a discount rate of 15% over a period of 24 months.

Upon close of the Transaction, these debentures were replaced by convertible debentures of the Company with similar terms.

As at October 31, 2019, the Company estimated the fair value of the derivative liability by way of a Monte Carlo simulation which utilized Geometric Brownian Motion to simulate share prices over the term of the convertible debenture. Estimates included in the Monte Carlo simulation included a market interest rate of 20% and share price volatility of 105.4%. As at October 31, 2019, the estimated fair value of the derivative liability was CAD$164,053 ($124,660). As at October 31, 2019, if the volatility, or discount rate used was increased by 10%, the impact would be an increase to the derivative of $5,000, with a corresponding increase to loss.